Note 4 - Acquisitions	12 Months Ended
Jan. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
Note 4 - Acquisitions

On December 23, 2013, we acquired all outstanding shares of privately-held Impatex Freight Software Limited (“Impatex”), a leading UK-based provider of electronic customs filing and freight forwarding solutions. The total purchase price for the acquisition was $8.2 million, net of cash acquired, which was funded by drawing on our revolving debt facility. We incurred acquisition-related costs, primarily for advisory services, of $0.3 million included in other charges in our consolidated statements of operations in 2014. The gross contractual amount of trade receivables acquired was $0.3 million with a fair value of $0.3 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil. We have recognized $0.3 million of revenues and less than $0.1 million of net income from Impatex since the date of acquisition in our consolidated statements of operations for 2014.

On December 20, 2013, we acquired all outstanding shares of privately-held Compudata, a leading provider of business-to-business supply chain integration and e-invoicing solutions in Switzerland. The total purchase price for the acquisition was $18.1 million, net of cash acquired, which was funded by drawing on our revolving debt facility. We incurred acquisition-related costs, primarily for advisory services, of $0.3 million included in other charges in our consolidated statements of operations in 2014. The gross contractual amount of trade receivables acquired was $0.6 million with a fair value of $0.5 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.1 million. We have recognized $0.6 million of revenues and $0.1 million of net income from Compudata since the date of acquisition in our consolidated statements of operations for 2014.

On May 2, 2013 we acquired all outstanding shares of privately-held KSD Software Norway AS (“KSD”), a leading Scandinavian-based provider of electronic customs filing solutions for the European Union (“EU”). KSD’s software helps customers manage the complexities of EU customs compliance. The total purchase price for the acquisition was $32.4 million, net of cash acquired. As part of completing the acquisition $19.8 million of the $32.4 million purchase price was funded by drawing on our revolving debt facility, with the remainder funded with cash on hand. We incurred acquisition-related costs, primarily for advisory services, of $0.7 million included in other charges in our consolidated statements of operations in 2014. The gross contractual amount of trade receivables acquired was $3.1 million with a fair value of $2.6 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.5 million. We have recognized $12.3 million of revenues and $1.7 million of net loss from KSD since the date of acquisition in our consolidated statements of operations for 2014. This net loss includes $1.7 million of restructuring charges and $1.8 million of amortization of intangible assets during 2014.

During 2014, the preliminary purchase price allocation for KSD was adjusted due to changes made to net working capital adjustments receivable estimates made upon close of the acquisition. The purchase price allocation adjustments were as follows: (i) goodwill increased $1.0 million from $12.1 million to $13.1 million; (ii) net working capital adjustments receivable decreased $0.9 million from $3.8 million to $2.9 million; and (iii) net tangible liabilities assumed decreased $0.1 million from $9.5 million to $9.4 million.

The preliminary purchase price allocation for businesses acquired during fiscal 2014, which have not been finalized, are as follows:

	Impatex	Compudata	KSD	Total
Purchase price consideration:
Cash, less cash acquired related to Impatex ($200), Compudata ($166) and KSD ($199)	8,175	18,143	32,419	58,737
Net working capital adjustments receivable	(182)	(79)	(2,874)	(3,135)
	7,993	18,064	29,545	55,602
Allocated to:
Current assets, excluding cash acquired related to Impatex ($200), Compudata ($166) and KSD ($199)	526	1,775	4,301	6,602
Capital assets	109	24	67	200
Deferred income tax assets	11	-	863	874
Current liabilities	(275)	(923)	(3,941)	(5,139)
Deferred revenue	(441)	(22)	(3,004)	(3,467)
Deferred income tax liability	(1,140)	(2,924)	(6,757)	(10,821)
Debt	-	-	(894)	(894)
Other long term liabilities	-	-	-	-
Net tangible liabilities assumed	(1,210)	(2,070)	(9,365)	(12,645)

Finite life intangible assets acquired:
Customer agreements and relationships	2,495	11,910	17,500	31,905
Existing technology	3,207	-	8,300	11,507
Non-compete covenants	-	23	-	23
Trade names	-	-	-	-
Goodwill	3,501	8,201	13,110	24,812
	7,993	18,064	29,545	55,602

No in-process research and development was acquired in the Impatex, Compudata or KSD acquisitions.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Impatex	Compudata	KSD
Customer agreements and relationships (in years)	10	9	12
Non-compete covenants (in years)	N/A	3	N/A
Existing technology (in years)	8	N/A	8
Trade names (in years)	-	-	-

The goodwill on the Impatex, Compudata and KSD acquisitions arose as a result of the value of their assembled workforces and the combined strategic value to our growth plan. The goodwill arising from these acquisitions is not deductible for tax purposes.

On November 14, 2012, we acquired all outstanding shares of privately-held Exentra Transport Solutions Limited (“Exentra”), a leading UK-based provider of software-as-a-service (“SaaS”) driver compliance solutions for the European Union. The total purchase price for the acquisition was $16.6 million, net of cash acquired. We also incurred acquisition-related costs, primarily for advisory services, of $0.3 million included in other charges in our consolidated statements of operations in 2013. The gross contractual amount of trade receivables acquired was $0.8 million with a fair value of $0.8 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil.

On June 15, 2012, we acquired substantially all of the assets of Integrated Export Systems, Ltd. and IES Asia Limited (collectively referred to as “IES”). IES provides SaaS solutions that help freight forwarders, non-vessel operating common carriers and custom brokers manage their businesses. The total purchase price for the acquisition was $33.9 million, net of cash acquired. We also incurred acquisition-related costs, primarily for advisory services, of $0.3 million included in other charges in our consolidated statements of operations in 2013. The gross contractual amount of trade receivables acquired was $0.8 million with a fair value of $0.6 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was $0.2 million.

On June 1, 2012, we acquired all outstanding shares of privately-held Infodis B.V. (“Infodis”), a Netherlands-based provider of SaaS transportation management solutions that enable its clients to manage both inbound and outbound purchased transportation. The total purchase price for the acquisition was $3.7 million, net of cash acquired. We also incurred acquisition-related costs, primarily for advisory services, of $0.4 million included in other charges in our consolidated statements of operations in 2013. The gross contractual amount of trade receivables acquired was $0.7 million with a fair value of $0.7 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected was nil.

The final purchase price allocations for businesses we acquired during fiscal 2013 are as follows:

	Exentra	IES	Infodis	Total
Purchase price consideration:
Cash, less cash acquired related to Infodis ($375), IES (nil) and Exentra ($663)	16,559	33,909	3,687	54,155
Net working capital adjustments receivable	(27)	12	2	(13)
	16,532	33,921	3,689	54,142
Allocated to:
Current assets, excluding cash acquired related to Infodis ($375) IES (nil) and Exentra ($663)	883	767	831	2,481
Capital assets	116	-	194	310
Deferred income tax assets	-	-	22	22
Current liabilities	(1,008)	(184)	(386)	(1,578)
Deferred revenue	(26)	(901)	-	(927)
Deferred income tax liability	(3,112)	-	(565)	(3,677)
Debt	-	-	-	-
Other long term liabilities	-	-	-	-
Net tangible (liabilities) assets assumed	(3,147)	(318)	96	(3,369)
Finite life intangible assets acquired:
Customer agreements and relationships	2,621	6,941	834	10,396
Existing technology	10,827	15,236	1,420	27,483
Non-compete covenants	-	239	-	239
Trade names	-	-	-	-
Goodwill	6,231	11,823	1,339	19,393
	16,532	33,921	3,689	54,142

No in-process research and development was acquired in these transactions.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	Exentra	IES	Infodis
Customer agreements and relationships (in years)	12	10	6
Non-compete covenants (in years)	N/A	5	N/A
Existing technology (in years)	10	8	5
Trade names (in years)	-	-	-

The goodwill on the Infodis, IES and Exentra acquisitions arose as a result of the value of their respective assembled workforces and the combined strategic value to our growth plan. The goodwill arising from the Infodis and Exentra acquisition is not deductible for tax purposes. The goodwill arising from the IES acquisition is deductible for tax purposes.

On January 20, 2012, we acquired all outstanding shares of privately-held GeoMicro, Inc. (“GeoMicro”), a leading California-based provider of advanced geographic information systems and commercial turn-by-turn navigation. GeoMicro’s platform enables advanced routing, navigation, field service, and spatial data business intelligence solutions. The total purchase price for the acquisition was $2.7 million in cash, net of cash acquired.  We also incurred acquisition-related costs, primarily for advisory services, of $0.1 million included in other charges in our consolidated statements of operations in 2012. The gross contractual amount of trade accounts receivable acquired was $0.2 million with a fair value of $0.2 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected is nil.

On November 2, 2011, we acquired all outstanding shares of privately-held InterCommIT BV (“InterCommIT”), a provider of business-to-business integration-as-a-service. InterCommIT is a SaaS provider of electronic data management services that enable its clients to seamlessly exchange data electronically. The total purchase price for the acquisition was $13.6 million in cash, net of cash acquired.  We also incurred acquisition-related costs, primarily for advisory services, of $0.6 million included in other charges in our consolidated statements of operations in 2012. The gross contractual amount of trade accounts receivable acquired was $1.2 million with a fair value of $1.2 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected is nil.

On June 10, 2011, we acquired all outstanding shares of privately-held Telargo Inc. (“Telargo”), a provider of telematics solutions. Telargo is a SaaS provider of mobile resource management applications (“MRM”) telematics solutions that enable its clients to monitor and manage mobile assets and help fleet owners comply with various transportation regulations. The total purchase price for the acquisition was $9.3 million, including $5.0 million in cash, net of cash acquired, and $4.3 million to repay financial liabilities. We also incurred acquisition-related costs, primarily for advisory services, of $0.5 million included in other charges in our consolidated statements of operations in 2012. The gross contractual amount of trade accounts receivable acquired was $2.3 million with a fair value of $1.1 million at the date of acquisition. Our acquisition date estimate of contractual cash flows not expected to be collected is $1.2 million.

The final purchase price allocations for businesses we acquired during fiscal 2012 are as follows:

	GeoMicro	InterCommIT	Telargo	Total
Purchase price consideration:
Cash, less cash acquired related to Telargo ($201), InterCommIT ($829) and GeoMicro ($152)	2,674	13,605	5,002	21,281
Net working capital adjustments receivable	(4)	(38)	(829)	(871)
	2,670	13,567	4,173	20,410
Allocated to:
Current assets	194	1,309	1,606	3,109
Capital assets	29	87	381	497
Deferred income tax assets	715	4	2,344	3,063
Current liabilities	(672)	(510)	(3,045)	(4,227)
Deferred revenue	(559)	(410)	(893)	(1,862)
Deferred income tax liability	(987)	(2,693)	(2,441)	(6,121)
Debt	-	-	-	-
Other long term liabilities	-	(229)	(4,277)	(4,506)
Net tangible liabilities assumed	(1,280)	(2,442)	(6,325)	(10,047)
Finite life intangible assets acquired:
Customer agreements and relationships	364	2,367	427	3,158
Existing technology	1,746	7,806	5,749	15,301
Non-compete covenants	90	193	-	283
Trade names	51	273	-	324
Goodwill	1,699	5,370	4,322	11,391
	2,670	13,567	4,173	20,410

No in-process research and development was acquired in these transactions.

The acquired intangible assets are being amortized over their estimated useful lives as follows:

	GeoMicro	InterCommIT	Telargo
Customer agreements and relationships (in years)	4	7	6
Non-compete covenants (in years)	5	7	6
Existing technology (in years)	4	5	n/a
Trade names (in years)	2	2	n/a

The goodwill on the Telargo, InterCommIT and GeoMicro acquisitions arose as a result of the value of their respective assembled workforces and the combined strategic value to our growth plan. The goodwill arising from the Telargo, InterCommIT and GeoMicro acquisitions is not deductible for tax purposes.

The above transactions were accounted for using the acquisition method in accordance with ASC Topic 805, “Business Combinations”. The purchase price allocation in the tables above represents our estimates of the allocations of the purchase price and the fair value of net assets acquired. As part of our process for determining the fair value of the net assets acquired, we have engaged third-party valuation specialists. The valuation of the acquired net assets of Impatex, Compudata and KSD are preliminary as we finalize the net tangible assets and liabilities assumed. The preliminary purchase price may differ from the final purchase price allocation, and these differences may be material. Revisions to the valuation will occur as additional information about the fair value of assets and liabilities becomes available. The final purchase price allocation will be completed within one year from the acquisition date.

As required by GAAP, the financial information in the table below summarizes selected results of operations on a pro forma basis as if we had acquired Impatex, Compudata and KSD as of the beginning of each of the periods presented. The pro forma results of operations for the Infodis, Exentra, Telargo, InterCommIT and GeoMicro transactions have not been included in the table below as they are not material to our consolidated financial statements. The pro forma results of operations for the IES transaction have not been presented as this disclosure is considered impracticable since IES has not been audited in the past and historic financial statements would not be auditable due to the use of cash based accounting.

This pro forma information is for information purposes only and does not purport to represent what our results of operations for the periods presented would have been had the acquisitions of Impatex, Compudata and KSD occurred at the beginning of the period indicated, or to project our results of operations for any future period.

Pro forma results of operations

Year Ended	January 31, 2014	January 31, 2013	January 31, 2012
Revenues	162,118	152,374	138,882
Net income	9,408	16,940	12,635
Earnings per share
Basic	0.15	0.27	0.20
Diluted	0.15	0.27	0.20

During fiscal 2013 $0.6 million was paid relating to the earn-out adjustment from the fiscal 2008 acquisition of Global Freight Exchange Limited. No such amounts were paid during fiscal 2014.